Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital [member]	Reserves [member]	Accumulated Other Comprehensive Income (loss) [member]	Retained earnings [member]	Attributable to shareholder's of NexGen Energy Ltd [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2022	$ 455,417	$ 712,603	$ 94,680	$ 460	$ (389,867)	$ 417,876	$ 37,541
Beginning balance, shares at Dec. 31, 2022		482,530,145
Statement [LineItems]
At-the-market equity program, net of issuance costs (Note 11)	175,176	$ 175,176				175,176
At-the-market equity program, net of issuance costs (Note 11), shares		24,724,125
Share-based payments (Note 11)	44,009		38,542			38,542	5,467
Shares issued on exercise of stock options (Note 11)	$ 26,349	$ 42,637	(16,288)			26,349
Shares issued on exercise of stock options (Note 11) shares	8,608,816	8,608,816
Shares issued on convertible debentures conversion (Note 9)	$ 72,773	$ 72,773				72,773
Shares issued on convertible debentures conversion (Note 9), shares		8,663,461
Shares issued for convertible debenture interest payments (Note 9)	1,498	$ 1,498				1,498
Shares issued for convertible debenture interest payments (Note 9), shares		179,363
Shares issued for convertible debentures establishment fee (Note 9)	4,443	$ 4,443				4,443
Shares issued for convertible debentures establishment fee (Note 9), shares		634,615
Ownership changes relating to non-controlling interests	(27,392)				5,408	5,408	(32,800)
Net income (loss) for the year	70,168				80,816	80,816	(10,648)
Reclass accumulated other comprehensive income related to converted debentures (Note 9)				361	(361)
Other comprehensive income (loss)	(2,422)			(2,862)		(2,862)	440
Ending balance at Dec. 31, 2023	820,019	$ 1,009,130	116,934	(2,041)	(304,004)	820,019	0
Ending balance, shares at Dec. 31, 2023		525,340,525
Statement [LineItems]
At-the-market equity program, net of issuance costs (Note 11)	129,955	$ 129,955				129,955
At-the-market equity program, net of issuance costs (Note 11), shares		13,000,800
Shares issued on ASX CDI Offering, net of issuance costs (Note 11)	215,664	$ 215,664				215,664
Shares issued on ASX CDI Offering, net of issuance costs (Note 11), shares		20,161,290
Share-based payments (Note 11)	36,445		36,445			36,445
Shares issued on exercise of stock options (Note 11)	20,160	$ 30,920	(10,760)			20,160
Shares issued on exercise of stock options (Note 11) shares		8,757,006
Shares issued for convertible debenture interest payments (Note 9)	10,064	$ 10,064				10,064
Shares issued for convertible debenture interest payments (Note 9), shares		919,803
Shares issued for convertible debentures establishment fee (Note 9)	10,235	$ 10,235				10,235
Shares issued for convertible debentures establishment fee (Note 9), shares		909,090
Net income (loss) for the year	(77,559)				(77,559)	(77,559)
Other comprehensive income (loss)	14,058			14,058		14,058
Ending balance at Dec. 31, 2024	$ 1,179,041	$ 1,405,968	$ 142,619	$ 12,017	$ (381,563)	$ 1,179,041	$ 0
Ending balance, shares at Dec. 31, 2024		569,088,514